UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 28-7490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY             February 13, 2003
-----------------------     --------------------------   ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       81

Form 13F Information Table Value Total: $127,847,473


List of Other Included Managers:  None

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2   COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                              TTILE OF    CUSIP       FAIR MKT   SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS       NUMBER      VALUE      PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ACE LTD. ORD                   COMMON     G0070K103    733,500   25,000    SH          SOLE                15,800           9,200
ADVO INC.                      COMMON     007585102  2,016,616   61,426    SH          SOLE                26,625          34,801
AES CORP.                      COMMON     00130H105     36,240   12,000    SH          SOLE                12,000               0
AFLAC INC.                     COMMON     001055102 10,094,959  335,158    SH          SOLE               122,148         213,010
AMERADA HESS CORP.             COMMON     023551104  1,238,625   22,500    SH          SOLE                12,200          10,300
AMERICAN EXPRESS CO.           COMMON     025816109    481,149   13,611    SH          SOLE                11,511           2,100
AMERICAN INTERNATIONAL
  GROUP INC.                   COMMON     026874107  2,086,302   36,064    SH          SOLE                29,600           6,464
AMGEN                          COMMON     031162100  2,664,211   55,114    SH          SOLE                30,550          24,564
ANHEUSER BUSCH COS. INC.       COMMON     035229103  1,644,438   33,976    SH          SOLE                16,592          17,384
AOL TIME WARNER                COMMON     00184A105    954,191   72,839    SH          SOLE                48,100          24,739
ARCHER DANIELS MIDLAND         COMMON     039483102  1,204,933   97,172    SH          SOLE                63,969          33,203
BJS WHSL CLUB INC.             COMMON     05548J106  3,974,595  217,191    SH          SOLE               102,892         114,299
BANK ONE CORP.                 COMMON     06423A103    628,660   17,200    SH          SOLE                 9,800           7,400
BELLSOUTH CORP.                COMMON     079860102    205,330    7,937    SH          SOLE                 1,546           6,391
BROADCOM CORP.                 COMMON     111320107  1,179,198   78,300    SH          SOLE                44,700          33,600
CADBURY SCHWEPPES PLC          COMMON     127209302    373,829   14,597    SH          SOLE                 8,374           6,223
CAMPBELL SOUP CO.              COMMON     134429109    215,103    9,165    SH          SOLE                 8,665             500
CARNIVAL CORP. CL A            COMMON     143658102    647,976   25,971    SH          SOLE                14,000          11,971
CHESAPEAKE ENERGY CORP.        COMMON     165167107  1,171,062  151,300    SH          SOLE                76,000          75,300
CHUBB CORP.                    COMMON     171232101  1,571,220   30,100    SH          SOLE                17,500          12,600
CHURCH & DWIGHT INC.           COMMON     171340102    335,795   11,035    SH          SOLE                 1,700           9,335
CITIGROUP INC.                 COMMON     172967101  1,095,605   31,134    SH          SOLE                18,133          13,001
COPYTELE INC.                  COMMON     217721109      4,750   25,000    SH          SOLE                25,000               0
CORNING INC.                   COMMON     219350105    260,663   78,750    SH          SOLE                60,600          18,150
CORPORATE HIGH YIELD FUND III  COMMON     219925104    315,100   46,000    SH          SOLE                24,700          21,300
E I DUPONT DE NEMOURS CO       COMMON     263534109    276,618    6,524    SH          SOLE                     0           6,524
ECHOSTAR COMMUNICATIONS        COMMON     278762109  4,662,357  209,450    SH          SOLE               120,900          88,550
ENSCO INTERNATIONAL            COMMON     26874Q100    958,126   32,534    SH          SOLE                15,200          17,334
ERICSSON L M TEL CO. A         COMMON     294821400    716,192  106,260    SH          SOLE                37,240          69,020
EXXON MOBIL CORP.              COMMON     30231G102 26,743,635  765,416    SH          SOLE               726,000          39,416
FEDERAL NAT MTG ASSN.          COMMON     313586109  2,147,014   33,375    SH          SOLE                13,800          19,575
FIRST HEALTH GROUP CO.         COMMON     320960107    851,130   34,954    SH          SOLE                10,000          24,954
GENERAL ELECTRIC CO.           COMMON     369604103  3,156,661  129,637    SH          SOLE                37,300          92,337
GENERAL MOTORS CORP. CL  H     COMMON     370442832    847,761   79,230    SH          SOLE                60,600          18,630
GOLDMAN SACHS GROUP            COMMON     38141G104  1,409,670   20,700    SH          SOLE                14,100           6,600
GRANT PRIDECO INC.             COMMON     38821G101    980,088   84,200    SH          SOLE                47,800          36,400
INTEL CORP.                    COMMON     458140100    459,315   29,500    SH          SOLE                17,100          12,400
INTL BUSINESS MACHINES         COMMON     459200101  1,604,870   20,708    SH          SOLE                14,240           6,468
J.P. MORGAN CHASE & CO.        COMMON     46625H100  3,746,880  156,120    SH          SOLE                77,300          78,820
JOHNSON & JOHNSON              COMMON     478160104    514,703    9,583    SH          SOLE                 3,650           5,933
KING PHARMACEUTICALS           COMMON     495582108  1,303,002   75,800    SH          SOLE                40,200          35,600
LAM RESEARCH                   COMMON     512807108  1,960,200  181,500    SH          SOLE               113,000          68,500
LOCKHEED MARTIN CORP.          COMMON     539830109  3,095,747   53,606    SH          SOLE                20,200          33,406
LORAL SPACE & COMMUN           COMMON     G56462107      6,880   16,000    SH          SOLE                16,000               0
MERCK & CO. INC.               COMMON     589331107  3,884,125   68,612    SH          SOLE                31,800          36,812
MIDCAP SPDR TR UNIT SER I      COMMON     595635103  1,620,190   20,600    SH          SOLE                18,100           2,500
MORGAN STANLEY DEAN WITTER     COMMON     617446448  1,672,648   41,900    SH          SOLE                27,100          14,800
MOTOROLA INC.                  COMMON     620076109    483,232   55,865    SH          SOLE                20,100          35,765
NEWS CORP LTD. ADR             COMMON     652487703    952,875   36,300    SH          SOLE                18,500          17,800
NEWSCORP LTD. SPON ADR         COMMON     652487802    251,188   11,090    SH          SOLE                 2,500           8,590
ORACLE SYSTEMS CORP.           COMMON     68389X105    389,880   36,100    SH          SOLE                21,700          14,400
PEPSICO INC.                   COMMON     713448108  1,000,614   23,700    SH          SOLE                17,100           6,600
PFIZER INC.                    COMMON     717081103    842,601   27,563    SH          SOLE                     0          27,563
PHARMACIA CORP.                COMMON     71713U102    836,000   20,000    SH          SOLE                14,500           5,500
PIONEER NATURAL RESOURCES
  COMPANY                      COMMON     723787107    669,125   26,500    SH          SOLE                12,900          13,600
PITNEY BOWES INC.              COMMON     724479100    357,072   10,933    SH          SOLE                 9,000           1,933
PROCTER & GAMBLE CO.           COMMON     742718109    268,133    3,120    SH          SOLE                 1,000           2,120
Q MED INC.                     COMMON     747914109    251,026   40,100    SH          SOLE                40,100               0
REDWOOD TR INC PFD CV          CONVERT    758075600    252,800    7,900    SH          SOLE                 7,900               0
ROYAL DUTCH PETROLEUM NY       COMMON     780257804  2,812,394   63,889    SH          SOLE                18,300          45,589
SCHLUMBERGER LTD.              COMMON     806857108  1,404,080   33,359    SH          SOLE                11,124          22,235
SCIENTIFIC ATLANTA INC.        COMMON     808655104    194,504   16,400    SH          SOLE                12,000           4,400
SEMICONDUCTOR HOLDERS TR DEP   COMMON     816636203    708,800   32,000    SH          SOLE                18,400          13,600
SENIOR HIGH INCOME PORTFOLIO   COMMON     81721E107    278,596   57,800    SH          SOLE                29,800          28,000
SIEBEL SYSTEMS INC             COMMON     826170102  1,258,000  170,000    SH          SOLE               111,000          59,000
SPDR TR UNIT SER 1             COMMON     78462F103    979,353   11,100    SH          SOLE                 7,000           4,100
TARO PHARMACEUTICALS INC.      COMMON     M8737E108  1,928,805   51,298    SH          SOLE                33,098          18,200
TELEFONICA S A ADR             COMMON     879382208    431,763   16,575    SH          SOLE                 7,981           8,594
TEXAS INSTRUMENTS INC.         COMMON     882508104    336,224   22,400    SH          SOLE                18,400           4,000
3M COMPANY                     COMMON     88579Y101    253,012    2,052    SH          SOLE                     0           2,052
TOOTSIE ROLL INDS. INC.        COMMON     890516107    644,188   20,997    SH          SOLE                 7,826          13,171
TYCO INTERNATIONAL LTD.        COMMON     902124106    323,119   18,918    SH          SOLE                 9,180           9,738
UNILEVER N V                   COMMON     904784709  3,220,768   52,192    SH          SOLE                14,909          37,283
UST INC.                       COMMON     902911106    825,387   24,690    SH          SOLE                11,300          13,390
VASOGEN INC.                   COMMON     92232F103     87,480   40,500    SH          SOLE                40,500               0
VERIZON COMMUNICATION          COMMON     92343V104    377,503    9,742    SH          SOLE                 2,147           7,595
WACHOVIA CORP.                 COMMON     929903102  4,308,593  118,238    SH          SOLE                55,500          62,738
WACHOVIA CORP.                 PREFERRED  929903201     10,950   87,600    SH          SOLE                42,100          45,500
WALT DISNEY CO.                COMMON     254687106  1,503,505   92,183    SH          SOLE                44,753          47,430
WEIGHT WATCHERS INTERNATIONAL  COMMON     948626106  1,144,653   24,900    SH          SOLE                15,200           9,700
WYETH                          COMMON     983024100    509,388   13,620    SH          SOLE                 5,400           8,220
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